Borrowings - Narratives (Details) $ in Thousands, € in Millions, د.ك in Millions, XOF in Millions, R$ in Millions, R in Millions, ₦ in Billions	1 Months Ended										3 Months Ended		9 Months Ended
	Oct. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 BRL (R$)	Jun. 30, 2024 XOF	Jun. 30, 2024 EUR (€)	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 XOF	Feb. 29, 2024 EUR (€)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 BRL (R$)	Sep. 30, 2024 XOF	Sep. 30, 2024 EUR (€)	Sep. 30, 2024 KWD (د.ك)	Sep. 30, 2024 ZAR (R)	Sep. 30, 2024 NGN (₦)	Aug. 31, 2024	Dec. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 NGN (₦)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities											$ 58,998	$ 226,741	$ 465,823	$ 644,591
Borrowings											3,531,758		3,531,758									$ 3,510,847
Interest paid											87,037	$ 79,173	253,001	$ 224,118
IHS Holding limited, Senior Note Maturing 2026
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 500,000		$ 500,000
Interest rate											5.63%		5.63%		5.63%	5.63%	5.63%	5.63%	5.63%	5.63%
Borrowings											$ 506,809		$ 506,809									498,920
IHS Holding limited, Senior Note Maturing 2028
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 500,000		$ 500,000
Interest rate											6.25%		6.25%		6.25%	6.25%	6.25%	6.25%	6.25%	6.25%
Borrowings											$ 506,991		$ 506,991									498,635
IHS Netherlands Holdco B.V., Senior Note Maturing 2027
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 940,000		$ 940,000
Interest rate											8.00%		8.00%		8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Borrowings											$ 943,725		$ 943,725									959,814
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2023
Disclosure of detailed information about borrowings [line items]
Notional amount | R$															R$ 1,200.0
Borrowings											$ 220,416		$ 220,416									252,341
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2023 | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											3.10%		3.10%		3.10%	3.10%	3.10%	3.10%	3.10%	3.10%
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | R$															R$ 300.0
Borrowings											$ 56,165		$ 56,165
Proceeds from issue of debentures		$ 55,200	R$ 300.0
IHS Brasil - Cesso de Infraestruturas S.A, debentures issued in 2024 | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.80%	2.80%	2.80%	2.80%						2.80%		2.80%		2.80%	2.80%	2.80%	2.80%	2.80%	2.80%
I-Systems Solues de Infraestrutura S.A., debentures issued in 2024
Disclosure of detailed information about borrowings [line items]
Notional amount | R$															R$ 160.0
Borrowings											$ 29,961		$ 29,961
Proceeds from issue of debentures		$ 29,400	R$ 160.0
I-Systems Solues de Infraestrutura S.A., debentures issued in 2024 | CDI
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.10%	2.10%	2.10%	2.10%						2.10%		2.10%		2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
IHS Cote d Ivoire S.A., CIV XOF Tranche I
Disclosure of detailed information about borrowings [line items]
Notional amount | XOF																XOF 3,900.0
Interest rate											5.00%		5.00%		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
Borrowings																						6,570
IHS Cote d Ivoire S.A., CIV Euro Tranche I
Disclosure of detailed information about borrowings [line items]
Notional amount | €																	€ 4.6
Borrowings																						4,841
IHS Cote d Ivoire S.A., CIV Euro Tranche I | 3M EURIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											3.00%		3.00%		3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
IHS Cote d Ivoire S.A., CIV XOF Tranche II
Disclosure of detailed information about borrowings [line items]
Notional amount | XOF																XOF 10,000.0
Interest rate											6.50%		6.50%		6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Proceeds from borrowings, classified as financing activities		$ 6,900		XOF 4,042.3				$ 12,100	XOF 7,109.0
Borrowings											$ 16,383		$ 16,383
IHS Cote d Ivoire S.A., CIV Euro Tranche II
Disclosure of detailed information about borrowings [line items]
Notional amount | €																	€ 78.7
Proceeds from borrowings, classified as financing activities		$ 35,600			€ 31.9			$ 62,600		€ 56.1
Borrowings											$ 86,030		$ 86,030
IHS Cote d Ivoire S.A., CIV Euro Tranche II | 3M EURIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											3.50%		3.50%		3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
IHS Holding (2022) Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 430,000		$ 430,000
Proceeds from borrowings, classified as financing activities						$ 60,000
Notional amount of borrowings drawn down						$ 430,000
Borrowings											$ 432,838		$ 432,838									370,935
Reduction of maximum borrowings under facility							$ 70,000
IHS Holding (2022) Term Loan Facility | Drawdowns and repayments of borrowings
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	$ 430,000
IHS Holding (2022) Term Loan Facility | CAS + SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											3.75%		3.75%		3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
IHS Holding (2024) Term Facility
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 270,000				$ 210,000		$ 210,000
Borrowings											206,298		206,298
IHS Holding (2024) Term Facility | SOFR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							4.50%
IHS Holding (2024) Term Facility | SOFR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							7.00%
IHS Kuwait Limited, maturing 2029
Disclosure of detailed information about borrowings [line items]
Notional amount | د.ك																		د.ك 16.9
Borrowings											56,070		56,070									61,354
IHS Towers South Africa Proprietary Limited, maturing 2029
Disclosure of detailed information about borrowings [line items]
Notional amount | R																			R 3,400.0
Borrowings											$ 194,546		$ 194,546									185,404
IHS Towers South Africa Proprietary Limited, maturing 2029 | 3M JIBAR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											2.75%		2.75%		2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
IHS Zambia Limited, maturing 2027
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 66,500		$ 66,500
Borrowings											$ 67,003		$ 67,003									81,297
IHS Zambia Limited, maturing 2027 | CAS + SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											5.00%		5.00%		5.00%	5.00%	5.00%	5.00%	5.00%	5.00%
INT Towers Limited, maturing 2028
Disclosure of detailed information about borrowings [line items]
Notional amount | ₦																				₦ 144.4
Borrowings											$ 91,311		$ 91,311									186,302
I-Systems Solues de Infraestrutura S.A., maturing 2030
Disclosure of detailed information about borrowings [line items]
Notional amount | R$															R$ 400.0
Borrowings											$ 77,704		$ 77,704									84,305
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											2.45%		2.45%		2.45%	2.45%	2.45%	2.45%	2.45%	2.45%
I-Systems Solues de Infraestrutura S.A., maturing 2030 | CDI | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											2.50%		2.50%		2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
IHS Holding 2020 Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 300,000		$ 300,000
IHS Holding 2020 Revolving Credit Facility | CAS + SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis											3.00%		3.00%		3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Nigeria (2023) Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount																				₦ 51.0			$ 33,000	₦ 55.0
Borrowings											$ 31,885		$ 31,885
Nigeria (2023) Revolving Credit Facility | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate											18.00%		18.00%		18.00%	18.00%	18.00%	18.00%	18.00%	18.00%
Nigeria (2023) Revolving Credit Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate											27.00%		27.00%		27.00%	27.00%	27.00%	27.00%	27.00%	27.00%
IHS Towers South Africa Proprietary Limited bank overdraft
Disclosure of detailed information about borrowings [line items]
Notional amount | R																			R 350.0
Borrowings																						675
IHS Nigeria Limited, letters of credit maturing 2024
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 356,500		$ 356,500
Borrowings											$ 7,623		$ 7,623									$ 319,454
IHS Nigeria Limited, letters of credit maturing 2024 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate											12.00%		12.00%		12.00%	12.00%	12.00%	12.00%	12.00%	12.00%
IHS Nigeria Limited, letters of credit maturing 2024 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate											15.75%		15.75%		15.75%	15.75%	15.75%	15.75%	15.75%	15.75%
Nigeria 2023 Term Loan and Nigeria (2023) Revolving Credit Facility | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate																					27.00%		24.00%	24.00%
Nigeria 2023 Term Loan
Disclosure of detailed information about borrowings [line items]
Notional amount																							$ 98,900	₦ 165.0